UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575


                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
                (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                               1601 K Street, N.W.
                             Washington, D.C.  20006


Date of fiscal year end: October 31

Date of reporting period: January 31, 2007




                                    Share     Market       Pct.
Security                            Quantity  Value ($)    Assets
----------------------------------  --------  -----------  ------

COMMON STOCK

Consumer Discretionary
Avon Products Inc.                    20,000      687,800     1.8
Carmax Inc. *                         28,000    1,608,040     4.3
Diageo PLC ADR                        23,000    1,810,790     4.9
Fastenal Co.                          22,000      820,160     2.2
Home Depot Inc.                       23,000      937,020     2.5
International Game Tech.              27,000    1,173,420     3.2
Liberty Global Inc. - A *              4,216      126,733     0.3
Liberty Global Inc. - C *              4,216      119,018     0.3
Liberty Media Holding Corp. - A *      3,500      358,050     1.0
Liberty Media Interactive *           17,500      426,475     1.1
Tiffany & Co. New                      8,000      314,080     0.8
Time Warner                           40,000      874,800     2.4
Weight Watchers Int'l.                20,000    1,080,600     2.9
Western Union                         50,000    1,117,000     3.0
                                              -----------  ------
                                               11,453,986    30.7
Consumer Staples
----------------------------------
Anheuser Busch Co. Inc.               31,000    1,580,070     4.2
General Mills Inc.                    14,000      801,360     2.2
Nestle SA ADR                         12,000    1,096,932     2.9
Sysco Corp.                           43,000    1,485,650     4.0
Unilever PLC ADR                      18,200      497,042     1.3
                                              -----------  ------
                                                5,461,054    14.6

Energy
----------------------------------
Conocophillips                         6,000      398,460     1.1
Devon Energy Corp.                    16,000    1,121,440     3.0
                                              -----------  ------
                                                1,519,900     4.1

Exchange Traded Funds
----------------------------------
Ishares MSCI Emerging Markets Fund    11,500    1,314,450     3.5

Financials
----------------------------------
Barclays Bank PLC ADR                 22,000    1,297,780     3.5
Berkshire Hathaway Inc. - B *            900    3,300,615     8.9
Fairfax Financial Holdings             2,300      406,686     1.1
Leucadia National Corp.               30,000      820,800     2.2
Progressive Corp. Ohio                28,000      649,320     1.7
Wesco Financial Corp.                  1,800      870,840     2.3
                                              -----------  ------
                                                7,346,041    19.7

Health Care
----------------------------------
Biogen Idec Inc. *                     6,000      290,040     0.8
Dentsply International Inc.           24,000      740,160     2.0
Novartis A G Spon ADR                  6,000      346,140     0.9
Teva Pharmaceuticals Ltd.             22,000      772,200     2.1
                                              -----------  ------
                                                2,148,540     5.8

Industrials
----------------------------------
3M                                     4,100      304,630     0.8
Apollo Group Inc. Cl A *               8,000      347,200     0.9
Automatic Data Process.               29,000    1,383,880     3.7
Illinois Tool Works                   16,000      815,840     2.2
                                              -----------  ------
                                                2,851,550     7.7

Information Technology
----------------------------------
Dell Computer Corp. *                 11,500      278,530     0.8
Ebay Inc. *                           25,000      809,750     2.2
Microsoft Corp.                       62,000    1,913,320     5.1
                                              -----------  ------
                                                3,001,600     8.1

Materials
----------------------------------
Deltic Timber Corp.                    4,000      214,080     0.6
Methanex Corp.                        17,483      467,845     1.3
                                              -----------  ------
                                                  681,925     1.8

Utilities
----------------------------------
AES Corp. *                           42,500      883,575     2.4
Transcanada                           14,000      464,660     1.3
                                              -----------  ------
                                                1,348,235     3.6


* Non-income producing investments


ITEM  2.  CONTROLS  AND  PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and the Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM  3.  EXHIBITS

(a) Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    MEEHAN MUTUAL FUNDS, INC.
Date:     April 23, 2007

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     April 23, 2007

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President



Date:     April 23, 2007

                                                     /s/Paul P. Meehan
                                                     -----------------
                                                     Paul P. Meehan,
                                                     Chief Compliance Officer
                                                     and Treasurer

MEEHAN MUTUAL FUNDS, INC.
FORM N-Q
                                  CERTIFICATION
                                  -------------

I, Thomas P. Meehan, certify that:
1.     I  have  reviewed  this  report on Form N-Q of Meehan Mutual Funds, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made is not not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)     [omitted];

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated:  April 23, 2007                            /s/ Thomas P. Meehan
                                                      ______________________
                                                      Thomas P. Meehan
                                                      President

MEEHAN MUTUAL FUNDS, INC.
FORM N-Q
                                  CERTIFICATION
                                  -------------

I, Paul P. Meehan, certify that:
1.     I  have  reviewed  this  report on Form N-Q of Meehan Mutual Funds, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made and is not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)     [omitted];

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated: April 23, 2007                         /s/ Paul P. Meehan
                                                  ______________________
                                                  Paul P. Meehan
                                                  Chief  Compliance Officer
                                                  and Treasurer